Group assets and liabilities - Assets and liabilities held for sale (Details) - Assets and liabilities held for sale $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Other assets
Gain (loss) on remeasurement to fair value less costs to sell	$ (71)
Increase (decrese) in equity from remeasurement to fair value less costs to sell	$ (27)